Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2050 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2050 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Annual Total Returns
'08	(37.42%)
'09	28.32%
'10	13.18%